Highly Inflationary Accounting for Venezuela Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary Or Equity Method Investee [Line Items]
Cash and cash equivalents	$ 5,028	$ 3,698	$ 5,163	$ 5,567
Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate		192.95
Exchange rate adjustment pre-tax re-measurement charge	64
Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Net monetary assets		148
Cash and cash equivalents		$ 132
Venezuelan Subsidiary [Member] | Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate		12.0	12.0